Federal Home Loan Bank Borrowings (Details Textual) (USD $)	Dec. 31, 2012 Advance	Dec. 31, 2011
Federal Home Loan Bank Borrowings (Textual) [Abstract]
Federal Home Loan Bank borrowings	$ 3,606,411	$ 3,693,014
Federal Home Loan Bank Borrowings (Additional Textual) [Abstract]
Federal Home Loan Bank, the remaining maximum borrowing capacity	33,300,000
Number of fixed rate amortizing advances	3
Subsidiary bank had three fixed rate amortizing advances	3,606,411
Federal Home Loan Bank, advances, weighted average interest rate	4.78%
Line of credit facility agreement with the Federal Home Loan Bank, the available maximum credit facility	7,000,000
Borrowings outstanding under credit agreement with the Federal Home Loan Bank	0	0
Federal Home Loan Bank, Advances, Mature In 2018 [Member]
Federal Home Loan Bank Borrowings (Textual) [Abstract]
Federal Home Loan Bank borrowings	2,042,917
Federal Home Loan Bank, Advances, Mature In 2023 [Member]
Federal Home Loan Bank Borrowings (Textual) [Abstract]
Federal Home Loan Bank borrowings	$ 1,563,494